Commitments and contingencies (Details) $ in Thousands					6 Months Ended
	Jun. 23, 2026 USD ($)	Jun. 20, 2025 USD ($)	Apr. 09, 2025 USD ($) lawsuit victim	Aug. 02, 2022 USD ($)	Jun. 30, 2026 USD ($)	Nov. 17, 2020 lawsuit
Mountain View Fire
Commitments Disclosure [Line Items]
Number of active lawsuits | lawsuit						22
Number of lawsuits filed by groups of plaintiffs | lawsuit						15
Number of lawsuits filed by insurance companies | lawsuit						22
Accrued estimated losses					$ 178,400
Insurance recovery	$ 58,100	$ 78,200			116,000
Expenses of wildlife memorandum account					$ 71,500
Legal fees		$ 6,700
Percentage of probable recovery	75.00%
Requested recovery amount	$ 77,400
Loss contingency, recovery period	5 years
Additional financing costs to cover the longer recovery period	$ 3,400
Loss contingency accrual expenses	$ 17,200
Liberty CalPeco's
Commitments Disclosure [Line Items]
Loss contingency, recovery period	3 years
Apple Valley Condemnation Proceedings
Commitments Disclosure [Line Items]
Litigation settlement, loss				$ 13,200
Lexington Gas Incident
Commitments Disclosure [Line Items]
Number of active lawsuits | lawsuit			11
Accrued estimated losses			$ 157,300
Litigation settlement, loss			$ 30
Number of victims who suffered serious physical injuries | victim			2
Expected recoveries of insurance amount			$ 149,200